ANNUAL REPORT

                               [PHOTO OMITTED]

                          U.S. Government Cash Reserve
                                 MARCH 31, 1998

                                    TRUSTEES
                            Edward J. Boudreau, Jr.
                                James F. Carlin
                             William H. Cunningham*
                                Charles F. Fretz
                              Harold R. Hiser, Jr.
                                Anne C. Hodsdon
                               Charles L. Ladner
                              Leo E. Linbeck, Jr.
                             Patricia P. McCarter*
                             Steven R. Pruchansky*
                              Richard S. Scipione
                     Lt. Gen. Norman H. Smith, USMC (Ret.)
                                 John P. Toolan
                        *Members of the Audit Committee

                                    OFFICERS
                            Edward J. Boudreau, Jr.
                      Chairman and Chief Executive Officer
                               Robert G. Freedman
                               Vice Chairman and
                            Chief Investment Officer
                                Anne C. Hodsdon
                     President and Chief Operating Officer
                                James B. Little
                           Senior Vice President and
                            Chief Financial Officer
                                Susan S. Newton
                          Vice President and Secretary
                               James J. Stokowski
                          Vice President and Treasurer
                               Thomas H. Connors
                  Second Vice President and Compliance Officer

                                   CUSTODIAN
                      State Street Bank and Trust Company
                              225 Franklin Street
                          Boston, Massachusetts 02110

                                 TRANSFER AGENT
                     John Hancock Signature Services, Inc.
                         1 John Hancock Way, Suite 1000
                        Boston, Massachusetts 02217-1000

                               INVESTMENT ADVISER
                          John Hancock Advisers, Inc.
                             101 Huntington Avenue
                        Boston, Massachusetts 02199-7603

                             PRINCIPAL DISTRIBUTOR
                            John Hancock Funds, Inc.
                             101 Huntington Avenue
                        Boston, Massachusetts 02199-7603

                                 LEGAL COUNSEL
                               Hale and Dorr LLP
                                60 State Street
                        Boston, Massachusetts 02109-1803

                              INDEPENDENT AUDITORS
                               Ernst & Young LLP
                              200 Clarendon Street
                        Boston, Massachusetts 02116-5072


DEAR FELLOW SHAREHOLDERS:

During the last decade, investors have become used to seeing stock market returns averaging 15% or so each year. In the past three years, the stock market has treated us to a record run, producing annual returns in excess of 20%.

After such a long and remarkable performance, many began this year wondering what the market would do for an encore in 1998. The answer so far has been more of the same. This achievement continues to bolster many investors' convictions that the market will produce these results forever, or, in the worst case, that market declines will always be short-lived. While the economy remains solid and the environment favorable, history and reason tell us it's a highly unlikely scenario.

This doesn't mean we know what the market will do next, or that it's riding for a fall. But after such a run, even in this "new era" of strong economic growth with low inflation, we believe it would be wise for investors to set more realistic expectations. As we've said before, markets do indeed move in two directions, even though we've seen "up" much more than "down" recently. Over the long term, the market's historical results have been more in the 10% per year range, which is still a solid result, considering it has been produced despite wars, depressions and other social upheavals along the way.

[A 1 1/4" x 1" photo of Edward J. Boudreau Jr., Chairman and Chief Executive Officer, flush right, next to third paragraph.]

In addition to adjusting, or at least re-examining, expectations, now could also be a good time to review with your investment professional how your assets are diversified, perhaps with an eye toward a more conservative approach. Stocks, especially with their outsized gains of the last three years, might have grown to represent a larger piece of your portfolio than you had originally intended, given your objectives, time horizon and risk level.

At John Hancock Funds, our goal is to help you reach your financial objectives and maintain wealth. One way we can do that is by helping you keep your feet on the ground as you pursue your dreams.

Sincerely,

/s/Edward J. Boudreau, Jr.

EDWARD J. BOUDREAU, JR., CHAIRMAN AND CHIEF EXECUTIVE OFFICER

               By Dawn Baillie for the Portfolio Management Team

                   John Hancock U.S. Government Cash Reserve

               Money market yields hold steady; dormant inflation
                     keeps Federal Reserve on the sidelines

Uncertainty was the watchword for money market funds over the last 12 months, but status quo was the end result, as short-term interest rates remained fairly stable. As the fiscal year began last April, the Federal Reserve had just pushed short-term rates up one quarter percentage point to 5.50% in response to signs that the economy, and inflation, might be heating up. Although that turned out to be the only move the Fed made during the

"...the Fed's stance shifted... to a more solidly neutral position."

[A 2 1/4" x 3 1/2" photo of fund management team. Caption reads: Fund management team (l-r): Bill Larkin, Roger Hamilton, Jeff Given, Dawn Baillie and Barry Evans.]

year, money markets fretted over each set of monthly economic data. Fears remained about the strength of the economy and whether the low unemployment rate would inevitably translate into rising labor costs and higher inflation, which has been the case in past economic cycles.

Despite all the concerns, inflation never budged, and Fed chairman Alan Greenspan concluded that this economic cycle was different. By the end of 1997, the Fed's stance shifted from its earlier inclination to raise short-term interest rates to a more solidly neutral position. That's where the Fed remains today, given the fact that there have been no consistent signs about the economy's growth rate. Bolstering the Fed's neutral stance was the currency and financial turmoil in Asia that began last summer and caused havoc in markets worldwide in October. The result was a flight to safe-haven securities such as U.S. Treasury bonds, causing yields to fall and prices to rise in a bond rally that lasted into early 1998. What's more, the Asian crisis caused many to believe that the U.S. economy would slow down and

               John Hancock Funds - U.S. Government Cash Reserve

["Bar Chart with the heading "7-Day Effective Yield " at the top left hand column. Under the heading is the footnote: "As of March 31, 1998." The chart is scaled in increments of 2% with 6% at the top and 0% at the bottom. The first represents the 5.34% 7-day effective yield for John Hancock U.S. Government Cash Reserves Fund. The second represents the 5.00% 7-day effective yield for the Average U.S. government money market fund. A Footnote below reads "The average U.S. government money market fund is tracked by Lipper Analytical Services, Inc."]


stay in check in 1998 without the Fed's intervention. As a result, the federal funds rate, which banks charge each other for overnight loans and which serves as a pricing benchmark for money market securities, stayed at 5.50% for the entire fiscal year. That caused money market yields to stay fairly steady all year, even though longer-term rates fell.

On March 31, 1998, John Hancock U.S. Government Cash Reserve had a 7-day effective yield of 5.34%. By comparison, the average U.S. government money market fund had a 7-day effective yield of 5.00%, according to Lipper Analytical Services, Inc.

Longer-than-average maturity pays off We kept the Fund's maturity longer than average throughout the entire fiscal year, believing from the outset of the period that the Fed was not going to raise rates further. We took this aggressive stance to lock in higher yields, and that served us well in the fall when the Asian crisis hit Wall Street and the bond

"...we intend to keep the Fund's maturity longer than average for now..."

market rallied and interest rates fell. For most of the year, the Fund's maturity was about 10 days longer than average. That only changed briefly at the end of 1997 so we could take advantage of the typically favorable buying environment for money market securities.

A word about Asia Money market funds have not been affected by Asia's financial woes because most money market funds that are permitted to invest in foreign securities had stopped buying any short-term certificates of deposit from Japanese banks. The Fund had no exposure to Asia because it is restricted to buying only U.S. government securities.

Status quo ahead As long as the economy remains in its near-perfect mode of solid growth, low interest rates and benign inflation, we believe the Fed will stay on the sidelines for the foreseeable future. It also appears to be maintaining its neutral stance, without a bias toward either raising or lowering rates. At the same time, many believe that the impact of the Asian turmoil has yet to play itself out, and that slower growth in that part of the world could result in a slowdown here later in the year. Given this background, we intend to keep the Fund's maturity longer than average for now to maintain our yield, and we will keep watching the major economic indicators for clearer signs of where the economy is headed. As always, we'll stay focused on providing shareholders with a competitive level of current income, while maintaining stability of principal.

This commentary reflects the views of the portfolio managers through the end of the Fund's period discussed in this report. Of course, the managers' views are subject to change as market and other conditions warrant.

The Fund is neither insured nor guaranteed by the U.S. government. There can be no assurance that the Fund will be able to maintain a net asset value of $1.00 per share.

               John Hancock Funds - U.S. Government Cash Reserve

The Statement of Assets and Liabilities is the Fund's balance sheet and shows the value of what the Fund owns, is due and owes on March 31, 1998. You'll also find the net asset value and the maximum offering price per share as of that date.

Statement of Assets and Liabilities
March 31, 1998
--------------------------------------------------------------------------------

Assets:
Investments, in money market instruments,
  at value - Note C:
  U.S. government obligations (cost -  $65,779,342)...              $65,779,342
  Joint repurchase agreement (cost -  $11,985,000)....               11,985,000
                                                                     ----------
                                                                     77,764,342
Cash ..................................................                   5,102
  Receivable for shares sold ..........................                  10,000
  Interest receivable .................................                 709,064
  Other assets ........................................                  13,964
                                                                     ----------
          Total Assets ................................              78,502,472
          ----------------------------------------------------------------------

Liabilities:
  Payable for investments purchased ...................               3,741,765
  Payable for shares repurchased ......................                 245,688
  Dividend payable ....................................                  11,328
  Payable to John Hancock Advisers, Inc. and affiliates -
  Note B ..............................................                   8,767
Accounts payable and accrued expenses .................                  47,447
                                                                      ---------
          Total Liabilities ...........................               4,054,995
          ----------------------------------------------------------------------

Net Assets:
  Capital paid-in .....................................              74,447,477
                                                                     ----------
          Net Assets ..................................             $74,447,477
          =====================================================================

Net Asset Value, Offering Price and Redemption Price Per Share:
  (Based on 74,447,477 shares of beneficial interest
   outstanding - unlimited number of shares authorized
   with $0.01 par value) ..............................                   $1.00
===============================================================================

The Statement of Operations summarizes the Fund's investment income earned and expenses incurred in operating the Fund for the period stated.


Statement of Operations
Year ended March 31, 1998

Investment Income:
  Interest ............................................              $3,720,878
                                                                     ----------
Expenses:
  Investment management fee - Note B ..................                 329,385
  Transfer agent fee - Note B .........................                  55,560
  Custodian fee .......................................                  35,309
  Registration and filing fees ........................                  34,685
  Auditing fee ........................................                  24,500
  Financial services fee - Note B .....................                  11,791
  Trustees' fees ......................................                   5,307
  Printing ............................................                   3,569
  Legal fees ..........................................                   2,447
  Miscellaneous .......................................                   1,172
                                                                     ----------
          Total Expenses ..............................                 503,725
          ---------------------------------------------------------------------
          Less Expense Reductions -
          Note B ......................................                (273,156)
          ---------------------------------------------------------------------
          Net Expenses ................................                 230,569
          ---------------------------------------------------------------------
          Net Investment Income .......................               3,490,309
          ---------------------------------------------------------------------









          Net Increase in Net Assets
          Resulting from Operations ...................              $3,490,309
          =====================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS

               John Hancock Funds - U.S. Government Cash Reserve

Statement of Changes in Net Assets
--------------------------------------------------------------------------------


                                                            PERIOD FROM
                                         YEAR ENDED        JUNE 1, 1996 TO       YEAR ENDED
                                         MAY 31, 1996      MARCH 31, 1997(1)     MARCH 31, 1998
                                         ------------      -----------------     --------------
Increase (Decrease) in Net Assets:
From Operations:
  Net investment income ............       $1,550,405           $2,003,583          $3,490,309
                                            ---------            ---------           ---------
Distributions to Shareholders:
  Dividends from net investment income
   ($0.0548, $0.0423 and $0.0536 per
   share, respectively) ............       (1,550,405)          (2,003,583)         (3,490,309)
                                            ---------            ---------           ---------

From Fund Share Transactions -
Net:* ..............................         (223,951)          26,414,429          19,126,284
                                              -------           ----------          ----------
Net Assets:
  Beginning of period ..............       29,130,715           28,906,764          55,321,193
                                           ----------           ----------          ----------

  End of period ....................      $28,906,764          $55,321,193         $74,447,477
                                           ----------           ----------          ----------

*Analysis of Fund Share Transactions at $1 Per Share:
 Shares sold ....... ...............     $368,510,358         $656,013,788        $293,684,385
Shares issued to shareholders in
reinvestment of distributions ......        1,191,507            1,626,808           3,240,503
                                          -----------           ----------          ----------
                                          369,701,865          657,640,596         296,924,888
Less shares repurchased ............     (369,925,816)        (631,226,167)       (277,798,604)
                                          -----------          -----------         -----------
Net increase (decrease) ............        ($223,951)         $26,414,429         $19,126,284
                                           ==========           ==========          ==========


(1) Effective March 31, 1997, the fiscal period changed from May 31 to March 31.

The Statement of Changes in Net Assets shows how the value of the Fund's net assets has changed since the end of the previous period. The difference reflects earnings less expenses, distributions paid to shareholders and any increase or decrease in money shareholders invested in the Fund. The footnote illustrates the number of Fund shares sold, reinvested and repurchased during the last three periods.

                       SEE NOTES TO FINANCIAL STATEMENTS.

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout each period indicated, investment returns, key ratios, and supplemental data are listed as follows:

                                                                                           PERIOD FROM
                                                                 YEAR ENDED MAY 31,        JUNE 1, 1996   YEAR ENDED
                                                    -------------------------------------  MARCH 31,      MARCH 31,
                                                    1993      1994    1995(1)   1996       1997(5)        1998
                                                    ----      ----    -------   ----      -------         ----
Per Share Operating Performance
  Net Asset Value, Beginning of Period ..........   $1.00    $1.00    $1.00      $1.00      $1.00         $1.00
                                                   ------    -----    -----     ------     ------         ------
Net Investment Income ...........................    0.03     0.03     0.05       0.05       0.04          0.05
                                                   ------     -----    -----    ------     ------         ------
Less Distributions:
Dividends from Net Investment Income ............   (0.03)   (0.03)   (0.05)     (0.05)     (0.04)        (0.05)
                                                    -----     ----     ----       ----       ----          ----
Net Asset Value, End of Period ..................   $1.00    $1.00    $1.00      $1.00      $1.00         $1.00
                                                    =====    =====    =====      =====      =====         ======
Total Investment Return at Net Asset Value(2)....    3.25%    3.04%    5.07%      5.59%      4.37%(6)      5.43%
Total Adjusted Investment Return at Net Asset
Value(2,3) ......................................    2.93%    2.74%    4.69%      4.84%      3.93%(6)      5.02%

Ratios and Supplemental Data
Net Assets, End of Period (000s omitted) ........$123,106  $94,408  $29,131    $28,907       $55,321     $74,447
Ratio of Expenses to Average Net Assets .........    0.35%    0.35%    0.35%      0.35%      0.35%(7)      0.35%
Ratio of Adjusted Expenses to Average
Net Assets(4) ...................................    0.67%    0.65%    0.73%      1.10%      0.88%(7)      0.76%
Ratio of Net Investment Income to Average
Net Assets ......................................    3.19%    2.96%    4.79%      5.41%      5.15%(7)      5.30%
Ratio of Adjusted Net Investment Income to Average
Net Assets(4) ...................................    2.87%    2.66%    4.41%      4.66%      4.62%(7)      4.89%

(1) On December 22, 1994, John Hancock Advisers, Inc. became the investment adviser of the Fund.
(2) Total investment return assumes dividend reinvestment.
(3) An estimated total return calculation that does not take into consideration fee reductions by the adviser during the periods shown.
(4) Unreimbursed, without fee reduction.
(5) Effective March 31, 1997, the fiscal period changed from May 31 to March 31.
(6) Not annualized.
(7) Annualized.

The Financial Highlights summarizes the impact of net investment income and dividends on a single share for each period indicated. Additionally, important relationships between some items presented in the financial statements are expressed in ratio form.

                       SEE NOTES TO FINANCIALS STATEMENTS.

                  John Hancock - U.S. Government Cash Reserve

Schedule of Investments
March 31, 1998

The Schedule of Investments is a complete list of all securities owned by the Fund on March 31, 1998. It's divided into two types of short-term investments.

                                                       PAR VALUE
                                         INTEREST      (000s        MARKET
ISSUER,  DESCRIPTION                     RATE          OMITTED)     VALUE
-------  -----------                     ----          --------     -----

U.S. GOVERNMENT OBLIGATIONS
Governmental - U.S. Agencies (88.36%)
 Federal Farm Credit Bank,
  05-01-98 ........................       6.050%       $1,025     $1,025,272
 Federal Home Loan Bank,
  04-29-98 ........................       5.250           525        524,836
 Federal Home Loan Bank,
  05-28-98 ........................       5.450           640        639,824
 Federal Home Loan Bank,
  06-11-98 ........................       5.910           700        700,327
 Federal Home Loan Bank,
  06-12-98 # ......................       5.615         3,000      3,000,000
 Federal Home Loan Bank,
  06-16-98 ........................       5.820           945        945,527
 Federal Home Loan Bank,
  06-17-98 # ......................       5.700         2,000      2,000,000
 Federal Home Loan Bank,
  06-26-98 ........................       5.870         2,350      2,350,563
 Federal Home Loan Bank,
  07-08-98 # + ....................       5.750         2,000      2,000,000
 Federal Home Loan Bank,
  08-20-98 ........................       5.484*        3,000      2,999,008
 Federal Home Loan Bank,
  09-25-98 ........................       5.895         2,275      2,276,729
 Federal Home Loan Bank,
  10-28-98 ........................       4.960         1,100      1,095,359
 Federal Home Loan Bank,
  11-25-98 ........................       9.250         1,000      1,022,409
 Federal Home Loan Bank,
  03-02-99 ........................       5.610         6,000      6,000,000
 Federal Home Loan Bank Discount Corp.,
  04-01-98 ........................       5.900         7,300      7,300,000
 Federal Home Loan Mortgage Corp.,
  04-09-98# .......................       8.000           250        250,118
 Federal Home Loan Mortgage Corp.,
  08-26-98 ........................       5.180           150        149,747
 Federal National Mortgage Association,
  04-01-98 # ......................       8.010         1,000      1,000,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

               John Hancock Funds - U.S. Government Cash Reserve

                                                         PAR VALUE
                                            INTEREST      (000s        MARKET
ISSUER,  DESCRIPTION                        RATE          OMITTED)     VALUE
-------  -----------                        ----          --------     -----
Governmental - U.S. Agencies (continued)
 Federal National Mortgage Association,
  04-08-98 ........................       5.430%         $500       $499,980
 Federal National Mortgage Association,
  04-09-98# .......................       8.000           350        350,166
 Federal National Mortgage Association,
  04-13-98 # ......................       8.000           910        910,630
 Federal National Mortgage Association,
  04-21-98 ........................       5.590*        2,000      2,000,000
 Federal National Mortgage Association,
  04-22-98 ........................       5.250           355        354,916
 Federal National Mortgage Association,
  05-11-98 ........................       8.150         2,450      2,456,399
 Federal National Mortgage Association,
  06-18-98 ........................       5.840           500        500,097
 Federal National Mortgage Association,
  06-23-98 ........................       5.710         1,875      1,875,705
 Federal National Mortgage Association,
  06-30-98 ........................       5.750           500        500,060
 Federal National Mortgage Association,
  10-15-98 ........................       4.875         1,000        995,722
 Private Export Funding Corp.,
  04-30-98 ........................       5.750         2,000      1,999,964
 Student Loan Marketing Association,
  08-20-98 ........................       5.468*        4,800      4,797,684
 Student Loan Marketing Association,
  09-10-98 ........................       5.840           200        199,862
 Student Loan Marketing Association,
  11-10-98 ........................       5.378*        5,000      4,992,210
 Student Loan Marketing Association,
  02-22-99 ........................       5.388*        5,000      4,992,314
 Tennessee Valley Authority,
  04-03-98 # ......................       6.875         3,000      3,073,914
                                                                   ---------
         TOTAL U.S. GOVERNMENT OBLIGATIONS
                    (Cost $65,779,342)                 (88.36%)   65,779,342
                                                       -------    ----------

                      SEE NOTES TO FINANCIAL STATEMENTS.

              John Hancock Funds - U.S. Government Cash Reserve

                                                      PAR VALUE
                                         INTEREST      (000s        MARKET
ISSUER,  DESCRIPTION                     RATE          OMITTED)     VALUE
-------  -----------                     ----          --------     -----

JOINT REPURCHASE  AGREEMENT (15.97%)
 Investment in a joint repurchase
 agreement transaction  with Hong
 Kong Shanghai Bank Corp. - Dated
 03-31-98,  Due 04-01-98 (Secured
 by U.S.  Treasury Bill 5.240%,
 Due 08-20-98 and U.S. Treasury
 Notes, 5.875%  thru  8.750%, Due
 08-31-99  thru  08-15-00)- Note A        5.900%       $11,985   $11,985,000
                                                                  ----------
               TOTAL JOINT REPURCHASE AGREEMENT
                             (Cost $11,985,000)        (16.10%)   11,985,000
                                                       -------    ----------
                              TOTAL INVESTMENTS       (104.46%)   77,764,342
                                                       -------    ----------
              other assets and liabilities, net         (4.46%)   (3,316,865)
                                                        ------     ---------
                               TOTAL NET ASSETS       (100.00%)  $74,447,477
                                                       ======     ==========

* Floating rate note, interest rate effective March 31, 1998.

# Call date.

+ This security having a value of $2,000,000 or 2.669% of the Fund's net assets has been purchased as a forward commitment. The Fund has agreed on the trade date to take delivery of and make payment on a delayed basis subsequent to the date of this schedule. The purchase price and interest rate of the security is fixed at the trade date. The Fund does not earn any interest on this security until its settlement date. The Fund has instructed its Custodian Bank to segregate assets with the current value at least equal to the amount of its forward commitment. Accordingly, $2,100,000 of the value of the Fund's investment in Joint Repurchase Agreement, 5.900% due 04-01-98, has been segregated to cover the forward commitment.

The percentage shown for each investment category is the total value of that category expressed as a percentage of the net assets of the Fund.

                       SEE NOTES TO FINANCIAL STATEMENTS.

               John Hancock Funds - U.S. Government Cash Reserve

NOTE A -
ACCOUNTING POLICIES
John Hancock Current Interest (the "Trust") is a diversified open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of two series: John Hancock U.S. Government Cash Reserve (the "Fund") and John Hancock Money Market Fund (collectively, the "Funds"). The other series of the Trust is reported in separate financial statements. The investment objective of the Fund is to obtain maximum current income to the extent consistent with maintaining liquidity and preserving capital.

Significant accounting policies of the Fund are as follows:

VALUATION OF INVESTMENTS The Board of Trustees has determined appropriate methods for valuing portfolio securities. Accordingly, portfolio securities are valued at amortized cost, in accordance with Rule 2a-7 of the Investment Company Act of 1940, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and the cost of the security to the Fund.

JOINT REPURCHASE AGREEMENT Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, Inc. (the "Adviser"), a wholly owned subsidiary of The Berkeley Financial Group, Inc., may participate in a joint repurchase agreement. Aggregate cash balances are invested in one or more repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund's custodian bank receives delivery of the underlying securities for the joint account on the Fund's behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

INVESTMENT TRANSACTIONS Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis.

FEDERAL INCOME TAXES The Fund's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies. Accordingly, the Fund will not be subject to federal income tax on taxable earnings which are distributed to shareholders. Therefore, no federal income tax provision is required.

DIVIDENDS The Fund's net investment income is declared daily as dividends to hareholders of record as of the close of business on the preceding day and distributed monthly.

EXPENSES The majority of the expenses of the Trust are directly identifiable to an ndividual fund. Expenses which are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative sizes of the funds.

USE OF ESTIMATES The preparation of these financial statements in accordance with generally accepted accounting principles incorporates estimates made by management in determining the reported amounts of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

BANK BORROWINGS The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. These agreements enable the Fund to participate with other Funds managed by the Adviser in unsecured lines of credit with banks which permit borrowings up to $800 million, collectively. The Fund is permitted to borrow from the uncommitted portion of the unsecured lines of credit, which is $400 million. Interest is charged to each Fund, based on its borrowing, at a rate equal to 0.50% over the Fed Funds Rate. In addition, a commitment fee, at rates ranging from 0.070% to 0.075% per annum based on the average daily unused portion of the line of credit, is allocated among the participating Funds. The Fund had no borrowing activity for the year ended March 31, 1998.

               John Hancock Funds - U.S. Government Cash Reserve
NOTE B -
MANAGEMENT FEE AND TRANSACTIONS
WITH AFFILIATES AND OTHERS
Under the present investment management contract, the Fund pays a monthly management fee to the Adviser for a continuous investment program equivalent, on an annual basis, to the sum of (a) 0.500% of the first $500,000,000 of the Fund's average daily net asset value, (b) 0.425% of the next $250,000,000, (c) 0.375% of the next $250,000,000, (d) 0.350% of the next $500,000,000, (e) 0.325%
of the next $500,000,000,  (f) 0.300% of the next $500,000,000 and (g) 0.275% of the average daily net asset value in excess of  $2,500,000,000.

     The Adviser has agreed to limit Fund expenses further to the extent required to prevent expenses from exceeding 0.35% of the Fund's average daily net asset value. Accordingly, for the year ended March 31, 1998, the reduction in the Fund's expenses collectively with any additional amounts not borne by the Fund by virtue of the expense limit amounted to $273,156. The Adviser reserves the right to terminate this limitation in the future.

     The Fund has a distribution agreement with John Hancock Funds, Inc. ("JH Funds"), a wholly owned subsidiary of the Adviser. To reimburse JH Funds for the services it provides as distributor of shares of the Fund, the Fund has adopted a Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940. Accordingly, the Fund will make payments to JH Funds for distribution and service expenses, at an annual rate not to exceed 0.15% of the Fund's average daily net assets. Under the amended Rules of Fair Practice, curtailment of a portion of the Fund's 12b-1 payments could occur under certain circumstances. Payments of fees under the Distribution Plan have been suspended until further notice is given to the shareholders.

     The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. ("Signature Services"), an indirect subsidiary of John Hancock Mutual Life Insurance Company. The Fund pays transfer agent fees based on the number of shareholder accounts and certain out-of-pocket expenses.

     The Fund has an agreement with the Adviser to perform necessary tax and financial management services for the Fund. The compensation for the year was at an annual rate of less than 0.02% of the average net assets of the Fund.

     Mr. Edward J. Boudreau, Jr., Ms. Anne C. Hodsdon and Mr. Richard S. Scipione are directors and/or officers of the Adviser and/or its affiliates as well as Trustees of the Fund. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer, for tax purposes, their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund's deferred compensation liability are recorded on the Fund's books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investment as well as any unrealized gains or losses.

NOTE C -D INVESTMENT  TRANSACTIONS
Purchases  and proceeds  from sales and  maturities  of  investment  securities,
during  the  year  ended  March  31,   1998,   aggregated   $3,692,984,881   and
$3,672,250,563, respectively.

     The cost of investments owned at March 31, 1998 (including the joint repurchase agreement) for federal income tax purposes was $77,764,342.

               John Hancock Funds - U.S. Government Cash Reserve

REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS
To the Board of Trustees and Shareholders of John Hancock Current Interest
John Hancock U.S. Government Cash Reserve

We have audited the accompanying statement of assets and liabilities of the John Hancock U.S. Government Cash Reserve (the "Fund"), one of the portfolios constituting John Hancock Current Interest, including the schedule of investments, as of March 31, 1998, and the related statement of operations for the year then ended, and the statement of changes in net assets and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 1998, by correspondence with the custodian and brokers, and other auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the John Hancock U.S. Government Cash Reserve portfolio of John Hancock Current Interest at March 31, 1998, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for each of the indicated periods, in conformity with generally accepted accounting principles.

                                        /s/Ernst & Young LLP

Boston, Massachusetts
May 1, 1998

TAX INFORMATION NOTICE (UNAUDITED) For federal income tax purposes, the following information is furnished with respect to the dividends of the Fund during the fiscal year ended March 31, 1998. All of the dividends paid for the fiscal year are taxable as ordinary income. None of the 1998 dividends qualify for the dividends received deduction available to corporations. Shareholders will be mailed a 1998 U.S. Treasury Department Form 1099-DIV in January of 1999. This will reflect the total of all distributions which are taxable for calendar year 1998.

                                     NOTES

               John Hancock Funds - U.S. Government Cash Reserve

                                     NOTES

               John Hancock Funds - U.S. Government Cash Reserve

                                                                   -------------
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This report is for the information of shareholders of the John Hancock U.S.
Government Cash Reserve. It may be used as a sales literature when preceded or accompanied by the current prospectus, which details charges, investments objectives and operating policies.

Printed on recycled paper                                          4300A 3/98
                                                                         5/98

                                 ANNUAL REPORT

                                [PHOTO OMITTED]

                                  Money Market
                                      Fund

                                 MARCH 31, 1998

                                    TRUSTEES
                            Edward J. Boudreau, Jr.
                                James F. Carlin
                             William H. Cunningham*
                                Charles F. Fretz
                              Harold R. Hiser, Jr.
                                Anne C. Hodsdon
                               Charles L. Ladner
                              Leo E. Linbeck, Jr.
                             Patricia P. McCarter*
                             Steven R. Pruchansky*
                              Richard S. Scipione
                     Lt. Gen. Norman H. Smith, USMC (Ret.)
                                 John P. Toolan
                        *Members of the Audit Committee

                                    OFFICERS
                            Edward J. Boudreau, Jr.
                      Chairman and Chief Executive Officer
                               Robert G. Freedman
                               Vice Chairman and
                            Chief Investment Officer
                                Anne C. Hodsdon
                     President and Chief Operating Officer
                                James B. Little
                           Senior Vice President and
                            Chief Financial Officer
                                Susan S. Newton
                          Vice President and Secretary
                               James J. Stokowski
                          Vice President and Treasurer
                               Thomas H. Connors
                  Second Vice President and Compliance Officer

                                   CUSTODIAN
                      State Street Bank and Trust Company
                              225 Franklin Street
                          Boston, Massachusetts 02110

                                 TRANSFER AGENT
                     John Hancock Signature Services, Inc.
                         1 John Hancock Way, Suite 1000
                        Boston, Massachusetts 02217-1000

                               INVESTMENT ADVISER
                          John Hancock Advisers, Inc.
                             101 Huntington Avenue
                        Boston, Massachusetts 02199-7603

                             PRINCIPAL DISTRIBUTOR
                            John Hancock Funds, Inc.
                             101 Huntington Avenue
                        Boston, Massachusetts 02199-7603

                                 LEGAL COUNSEL
                               Hale and Dorr LLP
                                60 State Street
                        Boston, Massachusetts 02109-1803

                              INDEPENDENT AUDITORS
                               Ernst & Young LLP
                              200 Clarendon Street
                        Boston, Massachusetts 02116-5072


                               CHAIRMAN'S MESSAGE

DEAR FELLOW SHAREHOLDERS:

     During the last decade, investors have become used to seeing stock market returns averaging 15% or so each year. In the past three years, the stock market has treated us to a record run, producing annual returns in excess of 20%.

     After such a long and remarkable performance, many began this year wondering what the market would do for an encore in 1998. The answer so far has been more of the same. This achievement continues to bolster many investors' convictions that the market will produce these results forever, or, in the worst case, that market declines will always be short-lived. While the economy remains solid and the environment favorable, history and reason tell us it's a highly unlikely scenario.

[A 1 1/4" x 1" photo of Edward J. Boudreau Jr., Chairman and Chief Executive Officer, flush right, next to third paragraph.]

This doesn't mean we know what the market will do next, or that it's riding for a fall. But after such a run, even in this "new era" of strong economic growth with low inflation, we believe it would be wise for investors to set more realistic expectations. As we've said before, markets do indeed move in two directions, even though we've seen "up" much more than "down" recently. Over the long term, the market's historical results have been more in the 10% per year range, which is still a solid result, considering it has been produced despite wars, depressions and other social upheavals along the way.

     In addition to adjusting, or at least re-examining, expectations, now could also be a good time to review with your investment professional how your assets are diversified, perhaps with an eye toward a more conservative approach. Stocks, especially with their outsized gains of the last three years, might have grown to represent a larger piece of your portfolio than you had originally intended, given your objectives, time horizon and risk level.

     At John Hancock Funds, our goal is to help you reach your financial objectives and maintain wealth. One way we can do that is by helping you keep your feet on the ground as you pursue your dreams.

Sincerely,

/s/Edward J. Boudreau, Jr.

EDWARD J. BOUDREAU, JR., CHAIRMAN AND CHIEF EXECUTIVE OFFICER
               by Dawn Baillie for the Portfolio Management Team

                         John Hancock Money Market Fund

               Money market yields hold steady; dormant inflation
                     keeps Federal Reserve on the sidelines

     Uncertainty was the watchword for money market funds over the last 12 months, but status quo was the end result, as short-term interest rates remained fairly stable. As the fiscal year began last April, the Federal Reserve had just pushed short-term rates up one quarter percentage point to 5.50% in response to signs that the economy, and inflation, might be heating up. Although that turned out to be the

"...the Fed's stance shifted...to a more solidly neutral position."

only move the Fed made during the year, money markets fretted over each set of monthly economic data. Fears remained about the strength of the economy and whether the low unemployment rate would inevitably translate into rising labor costs and higher inflation, which has been the case in past economic cycles.

     Despite all the concerns, inflation never budged, and Fed chairman Alan Green-span concluded that this economic cycle was different. By the end of 1997, the Fed's stance shifted from its earlier inclination to raise short-term interest rates to a more solidly neutral position. That's where the Fed remains today, given the fact that there have been no consistent signs about the economy's growth rate. Bolstering the Fed' neutral stance was the currency and financial turmoil in Asia that began last summer and caused havoc in markets worldwide in October. The result was a flight to safe-haven securities such as U.S. Treasury bonds, causing yields to fall and prices to rise in a bond rally that lasted into early 1998. What's more, the Asian crisis caused many to believe that the U.S.

[A 2 1/4" x 3 1/2" photo of fund management team. Caption reads: Fund management team members (l-r): Bill Larkin, Roger Hamilton, Jeff Given, Dawn Baillie and Barry Evans.]

["Bar Chart with the heading "7-Day Effective Yield " at the top left hand column. Under the heading is the footnote: "As of March 31, 1998." The chart is scaled in increments of 2% with 6% at the top and 0% at the bottom. The first represents the 4.74% 7-day effective yield for John Hancock Money Market Fund:
Class A. The second represents the 3.86% 7-day effective yield for John Hancock Money Market Fund: Class B. The third represents the 4.92% total return for Average the Taxable Money Market Fund. A Footnote below reads " The average taxable money market fund is tracked by Lipper Analytical Services, Inc."]


 economy would slow down and stay in check in 1998 without the Fed's intervention. As a result, the federal funds rate, which banks charge each other for overnight loans and which serves as a pricing benchmark for money market securities, stayed at 5.50% for the entire fiscal year. The Fed's inactivity caused money market yields to remain fairly steady all year, even though longer-term rates fell.

     On March 31, 1998, John Hancock Money Market Fund had a 7-day effective yield of 4.74% for Class A shares and 3.86% for Class B shares. By comparison, the average taxable money market fund had a 7-day effective yield of 4.92%, according to Lipper Analytical Services, Inc.

Longer-than-average maturity pays off We kept the Fund's maturity longer than average throughout the entire fiscal year, believing from the outset of the period that the Fed was not going to raise rates further. We took this aggressive stance to lock in higher yields, and that served us

"...we intend to keep the Fund's maturity longer than average for now..."

well in the fall when the Asian crisis hit Wall Street and the bond market rallied and interest rates fell. For most of the year, the Fund's maturity was about 10 days longer than average. That only changed briefly at the end of 1997 so we could take advantage of the typically favorable buying environment for money market securities.

A word about Asia Money market funds have not been affected by Asia's financial woes because most money funds that are permitted to invest in foreign securities had stopped buying any short-term certificates of deposit from Japanese banks. John Hancock Money Market Fund was no exception.

Status quo ahead As long as the economy remains in its near-perfect mode of solid growth, low interest rates and benign inflation, we believe the Fed will stay on the sidelines for the foreseeable future. It also appears to be maintaining its neutral stance, without a bias toward either raising or lowering rates. At the same time, many believe that the impact of the Asian turmoil has yet to play itself out, and that slower growth in that part of the world could result in a slowdown here later in the year. Given this background, we intend to keep the Fund's maturity longer than average for now to maintain our yield, and we will keep watching the major economic indicators for clearer signs of where the economy is headed. As always, we'll stay focused on providing shareholders with a competitive level of current income, while maintaining stability of principal.

This commentary reflects the views of the portfolio management team through the end of the Fund's period discussed in this report. Of course, the team's views are subject to change as market and other conditions warrant. The Fund is neither insured nor guaranteed by the U.S. government. There can be no assurance that the Fund will be able to maintain a net asset value of $1.00 per share.

The Statement of Assets and Liabilities is the Fund's balance sheet and shows the value of what the Fund owns, is due and owes on March 31, 1998. You'll also find the net asset value and the maximum offering price per share as of that date.

Statement of Assets and Liabilities
March 31, 1998
--------------------------------------------------------------------------------

Assets:
Investments, in money market instruments,
  at value - Note C:
  Commercial paper (cost-D $93,117,427) ..............               $93,117,427
  Negotiable bank certificates of deposit
    (cost-D $5,644,243) ..............................                 5,644,243
  Bankers' acceptances (cost-D $7,478,368) ...........                 7,478,368
  Corporate interest bearing obligations
   (cost-D $127,593,796) ..............................              127,593,796
  U.S. government obligations (cost-D $95,472,049) ....               95,472,049
  Joint repurchase agreement (cost-D $66,661,000) .....               66,661,000
                                                                   -------------
                                                                     395,966,883
Cash .................................................                    20,275
Receivable for shares sold ...........................                     8,415
Interest receivable ..................................                 3,745,413
Other assets .........................................                    32,914
                                                                   -------------
                        Total Assets .................               399,773,900
                        --------------------------------------------------------

Liabilities:
  Payable for investments purchased ...................                5,000,000
  Payable for shares repurchased ......................                  624,100
  Dividend payable ....................................                   43,144
  Payable to John Hancock Advisers, Inc. and
    affiliates - Note B ...............................                  198,276
  Accounts payable and accrued expenses ...............                  119,601
                                                                   -------------
                        Total Liabilities .............                5,985,121
                        --------------------------------------------------------

Net Assets:
  Capital paid-in .....................................              393,788,779
                                                                    ------------
                        Net Assets ....................             $393,788,779
                        ========================================================

Net Asset Value, Offering Price and
Redemption Price Per Share:
(Based on net asset  values and shares of  beneficial
 interest outstanding  -3,500,000,000  shares
 authorized  with  $0.01 per share par  value)
 Class A - $312,762,266 / 312,841,439 .................                  $1.00
================================================================================
Class B-  $81,026,513 / 81,045,023 ....................                  $1.00

The Statement of Operations summarizes the Fund's investment income earned and expenses incurred in operating the Fund.

Statement of Operations
Year ended March 31, 1998
--------------------------------------------------------------------------------

Investment Income:
Interest ..............................................              $22,731,245

Expenses:
Investment management fee- Note B .....................                1,592,755
Distribution and service fee-D Note B
  Class A .............................................                  449,259
  Class B .............................................                  986,830
Transfer agent fee- Note B ............................                1,082,991
Custodian fee .........................................                   89,448
Financial services fee- Note B ........................                   71,537
Auditing fee ..........................................                   32,250
Trustees' fees ........................................                   29,275
Registration and filing fees ..........................                   25,677
Printing ..............................................                   20,689
Miscellaneous .........................................                    4,989
Legal fees ............................................                    4,242

                        Net Expenses ..................                4,389,942
                        --------------------------------------------------------
                        Net Investment Income .........               18,341,303
                        --------------------------------------------------------






                       Net Increase in Net Assets
                       Resulting from Operations ......              $18,341,303
                       =========================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.
                                       5

                     John Hancock Funds - Money Market Fund

Statement of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                      PERIOD FROM
                                                 YEAR ENDED           NOVEMBER 1, 1996 TO     YEAR ENDED
                                                 OCTOBER 31, 1996     MARCH 31, 1997(1)       MARCH 31, 1998
                                                 ----------------     -----------------       --------------
Increase (Decrease) in Net Assets:
From Operations:
  Net investment income .................          $13,918,908            $7,375,295            $18,341,303
                                                  ------------           -----------           ------------
Distributions to Shareholders:
  Dividends from net investment income
    Class A- ($0.0444, $0.0178 and $0.0482
    per share, respectively) ............          (11,196,942)           (5,933,244)           (14,426,990)
    Class B- ($0.0363, $0.0144 and $0.0397
    per share, respectively) ............           (2,721,966)           (1,442,051)            (3,914,313)
Distributions in excess of net investment income
    Class A-D ($0.0003, none and none per share,
    respectively) .......................              (79,146)                  -                      -
    Class B- ($0.0020, none and none per share,
    respectively) .......................              (18,508)                  -                      -
                                                    ----------            ----------             ----------
Total Distributions to Shareholders......          (14,016,562)           (7,375,295)           (18,341,303)
                                                    ----------             ---------             ----------
From Fund Share Transactions-D Net: * ...          295,479,601           118,872,035            (95,720,210)
                                                   -----------           -----------             ----------
Net Assets:
  Beginning of period ...................           75,255,007           370,636,954            489,508,989
                                                   -----------           -----------            -----------
  End of period .........................         $370,636,954          $489,508,989           $393,788,779
                                                 =============          ============           ============

* Analysis of Fund Share Transactions at $1 Per Share:

CLASS A
   Shares sold ..........................       $2,599,973,181   $     3,214,973,176         $3,870,818,878
   Shares issued in reorganization -
   Note D ...............................          241,738,468                -                          -
   Shares issued to shareholders in
   reinvestment of distributions ........            9,488,362             4,449,617             12,110,373
                                                 -------------          ------------           ------------
                                                 2,851,200,011         3,219,422,793          3,882,929,251
   Less shares repurchased ..............       (2,609,587,924)       (3,122,445,223)        (3,929,619,558)
                                                --------------         -------------          -------------
   Net increase (decrease) ..............         $241,612,087           $96,977,570           ($46,690,307)
                                                ==============         ==============         =============
CLASS B
  Shares sold ...........................         $859,812,437          $453,653,930           $619,548,975
  Shares issued to shareholders in
  reinvestment of distributions .........            1,868,335               966,286              3,015,287
                                                --------------           ------------           -----------
                                                   861,680,772           454,620,216            622,564,262
  Less shares repurchased ...............         (807,813,258)         (432,725,751)          (671,594,165)
                                                --------------           -----------            -----------
  Net increase (decrease) ...............          $53,867,514           $21,894,465           ($49,029,903)
                                                ==============           ===========            ===========

(1) Effective March 31, 1997, the fiscal period end changed from October 31 to March 31.

The Statement of Changes in Net Assets shows how the value of the Fund's net assets has changed since the end of the previous period. The difference reflects earnings less expenses, distributions paid to shareholders and any increase or decrease in money shareholders invested in the Fund. The footnote illustrates the number of Fund shares sold, reinvested and repurchased during the last three periods.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                     John Hancock Funds - Money Market Fund

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout each period indicated, investment returns, key ratios and supplemental data are listed as follows:
--------------------------------------------------------------------------------

                                                    FOR THE PERIOD
                                                    SEPTEMBER 12, 1995                   PERIOD FROM
                                                    (COMMENCEMENT OF       YEAR ENDED    NOVEMBER 1, 1996  YEAR ENDED
                                                    OPERATIONS) TO         OCTOBER 31,   TO MARCH 31,      MARCH 31,
                                                    OCTOBER 31, 1995       1996          1997(5)           1998
                                                    ----------------       ----           -------          ----
CLASS A
Per Share Operating Performance
  Net Asset Value, Beginning of Period...              $1.00               $1.00           $1.00           $1.00
                                                      ------             -------          ------          ------
  Net Investment Income .................               0.01                0.05            0.02            0.05
                                                      ------             -------          ------          ------
  Less Distributions:
  Dividends from Net Investment Income                 (0.01)              (0.05)          (0.02)          (0.05)
                                                      ------             -------          ------          ------
  Net Asset Value, End of Period ........              $1.00               $1.00           $1.00           $1.00
                                                      ======             =======          ======          ======
  Total Investment Return at Net
  Asset Value (2) .......................               0.64%(3)            4.56%           1.80%(3)        4.92%
Ratios and Supplemental Data
  Net Assets, End of Period
  (000s omitted) ........................            $20,942            $262,475         $359,453       $312,762
  Ratio of Expenses to Average
  Net Assets ............................               1.07%(4)            1.17%            1.10%(4)       0.89%
  Ratio of Net Investment Income to
  Average Net Assets ....................               4.94%(4)            4.41%            4.44%(4)       4.82%


                                                                                          PERIOD FROM
                                                            YEAR ENDED OCTOBER 31,        NOVEMBER 1, 1996 YEAR ENDED
                                                -------------------------------------     TO MARCH 31,     MARCH 31,
                                                     1993     1994     1995(1)   1996     1997(5)         1998
                                                     ----     ----     -------  -----     ------          ----
CLASS B
Per Share Operating Performance
  Net Asset Value, Beginning of Period....          $1.00    $1.00    $1.00     $1.00      $1.00           $1.00
                                                   ------   ------   ------    ------      -----          ------
  Net Investment Income .................            0.01     0.02     0.04      0.04       0.01            0.04
                                                   ------   ------   ------    ------      -----          ------
  Less Distributions:
  Dividends from Net Investment Income...           (0.01)   (0.02)   (0.04)    (0.04)     (0.01)          (0.04)
                                                   ------   ------    -----    ------      -----          ------
  Net Asset Value, End of Period.........           $1.00    $1.00    $1.00     $1.00      $1.00           $1.00
                                                   ======   ======    =====    ======      =====          ======
  Total Investment  Return at Net
  Asset Value (2) .......................            0.85%    1.87%    4.07%     3.71%      1.45%(3)        4.04%

Ratios and  Supplemental  Data
  Net Assets,  End of Period
  (000s  omitted) .......................         $31,546  $58,366  $54,313  $108,162   $130,056         $81,027
  Ratio of Expenses to Average
  Net Assets ............................            2.44%    2.06%    1.92%     2.00%      1.96%(4)        1.74%
  Ratio of Net Investment Income
  to Average Net Assets .................            0.85%    1.97%    3.96%     3.58%      3.60%(4)        3.97%

(1) On December 22, 1994 John Hancock Advisers,  Inc. became the investment adviser of the Fund.
(2) Total investment  return assumes dividend  reinvestment and does not reflect the effect of sales charges.
(3) Not annualized.
(4) Annualized.
(5) Effective March 31, 1997, the fiscal period end changed from October 31 to March 31.

The Financial Highlights summarizes the impact of net investment income and dividends on a single share for each period indicated. Additionally, important relationships between some items presented in the financial statements are expressed in ratio form.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                     John Hancock Funds - Money Market Fund

Schedule of Investments
March 31, 1998
--------------------------------------------------------------------------------

The Schedule of Investments is a complete list of all securities owned by Money Market Fund on March 31, 1998. It's divided into six types of short-term investments. The categories of short-term investments are further broken down by industry group.

                                                                        PAR VALUE
                                                INTEREST    QUALITY     (000s       MARKET
ISSUER, DESCRIPTION                             RATE        RATINGS*    OMITTED)    VALUE
-------------------                             ----        --------    --------    -----
COMMERCIAL PAPER
Banking - Foreign (2.54%)
  Deutsche Bank Financial, Inc.,
  04-06-98 ..............................        5.530%      Tier 1      $10,000   $9,992,320
                                                                                   ----------
Broker Services (3.89%)
  Goldman Sachs Group, L.P.,
  04-03-98 ..............................        5.520       Tier 1       15,300   15,295,308
                                                                                   ----------
Electronics (4.06%)
  Pitney Bowes Credit Corp.,
  04-06-98 ..............................        5.670       Tier 1       16,000   15,987,400
                                                                                   ----------
Finance (4.06%)
  General Electric Capital Corp.,
  04-02-98 ..............................        5.550       Tier 1       16,000   15,997,533
                                                                                   ----------
Mortgage Banking (4.82%)
  Countrywide Home Loans,
  04-02-98 ..............................        5.550       Tier 1       19,000   18,997,071
                                                                                   ----------
Utilities - Telephone (4.28%)
  GTE Corp.,
  04-16-98                                       5.700       Tier 1       10,000    9,976,250
  GTE Corp.,
  04-27-98                                       5.710       Tier 1        6,900    6,871,545
                                                                                  -----------
                                                                                   16,847,795
                                                                                  -----------
                                         TOTAL COMMERCIAL PAPER
                                         (Cost $93,117,427)              (23.65%)  93,117,427
                                                                         -------  -----------
NEGOTIABLE BANK CERTIFICATES OF DEPOSIT
U.S. Branches of Foreign Banks (1.43%)
  Abbey National Treasury Services,
  01-19-99                                       5.375       Tier 1          647      645,332
  Deutsche Bank, AG,
  10-26-98                                       5.950       Tier 1        5,000    4,998,911
                                                                                   ----------
                                                                                    5,644,243
                                                                                   ----------
                                         TOTAL NEGOTIABLE BANK
                                         CERTIFICATES OF DEPOSIT
                                             (Cost $5,644,243)             (1.43%)  5,644,243
                                                                         -------   ----------

                       SEE NOTES TO FINANCIAL STATEMENTS.


                                                                           PAR VALUE
                                                   INTEREST    QUALITY     (000s       MARKET
ISSUER, DESCRIPTION                                RATE        RATINGS*    OMITTED)    VALUE
-------------------                                ----        --------    --------    -----

BANKERSO ACCEPTANCES
U.S Banks (1.90%)
  BankBoston,
  05-01-98 ............................          5.500%      Tier 1       $5,000   $4,977,083
  BankBoston,
  08-05-98 .............................         5.400       Tier 1        2,549    2,501,285
                                                                                   ----------
                                                                                    7,478,368
                                                                                   ----------
                                         TOTAL BANKERS' ACCEPTANCES
                                                  (Cost $7,478,368)       (1.90%)   7,478,368
                                                                          ------   ----------
CORPORATE INTEREST BEARING OBLIGATIONS
Automotive (7.60%)
  Chrysler Financial Corp.,
  04-15-98 ..............................        6.180       Tier 1        1,500    1,500,232
  Chrysler Financial Corp.,
  06-15-98 ..............................        6.500       Tier 1        8,500    8,510,411
  Chrysler Financial Corp.,
  10-15-98 ..............................        5.375       Tier 1        5,000    4,990,508
  General Motors Acceptance Corp.,
  07-20-98 ..............................        7.375       Tier 1          500      502,438
  General Motors Acceptance Corp.,
  09-01-98 ..............................        6.375       Tier 1        2,200    2,206,395
  General Motors Acceptance Corp.,
  09-08-98 ..............................        6.250       Tier 1        4,800    4,809,971
  General Motors Acceptance Corp.,
  09-14-98 ..............................        6.625       Tier 1        2,410    2,418,910
  General Motors Acceptance Corp.,
  02-26-99 ..............................        5.950       Tier 1        5,000    5,008,915
                                                                                   ----------
                                                                                   29,947,780
                                                                                   ----------
Banking (3.30%)
  Key Bank N.A.,
  04-06-98 ..............................        6.050       Tier 1        3,000    3,000,174
  NationsBank Corp.,
  07-15-98 ..............................        5.570       Tier 1        5,000    4,996,535
  NationsBank Corp.,
  09-15-98 ..............................        5.125       Tier 1        5,000    4,986,915
                                                                                   ----------
                                                                                   12,983,624
                                                                                   ----------
Banking - Foreign (1.27%)
  Swedish Export Credit Corp.,
  04-24-98 ..............................        5.750       Tier 1        5,000    4,999,260
                                                                                   ----------
Broker Services (0.48%)
  Merrill Lynch & Co., Inc.,
  06-22-98 ..............................        6.520       Tier 1        1,885    1,888,109
                                                                                   ----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                                           PAR
                                                                           VALUE
                                                   INTEREST    QUALITY     (000s       MARKET
ISSUER, DESCRIPTION                                RATE        RATINGS*    OMITTED)    VALUE
-------------------                                ----        --------    --------    -----

CORPORATE INTEREST BEARING OBLIGATIONS (continued)
Chemical (2.55%)
  duPont (E.I.) de Nemours & Co.,
  05-06-98 ..............................        8.360%      Tier 1      $10,000  $10,027,268
                                                                                   ----------
Finance (8.56%)
  Associates Corp. of North America,
  08-15-98 ..............................        6.375       Tier 1        5,000    5,014,117
  Beneficial Corp.,
  06-15-98 ..............................        8.220       Tier 1        2,895    2,908,335
  CIT Group Holdings, Inc.,
  04-01-98 ..............................        5.625       Tier 1        1,000    1,000,000
  CIT Group Holdings, Inc.,
  04-15-98 ..............................        8.750       Tier 1        2,478    2,480,697
  CIT Group Holdings, Inc.,
  07-31-98 ..............................        6.350       Tier 1        5,000    5,005,516
  Heller Financial Inc.,
  05-20-98 ..............................        6.270       Tier 1        7,000    7,002,892
  Household Finance Corp.,
  05-11-98 ..............................        6.890       Tier 1        6,000    6,006,594
  Household Finance Corp.,
  06-19-98 ..............................        6.130       Tier 1        3,300    3,303,302
  International Business Machines Credit Corp.,
  04-20-98 ..............................        6.750       Tier 1        1,000    1,000,393
                                                                                   ----------
                                                                                   33,721,846
                                                                                   ----------
Insurance (1.85%)
  American General Finance Corp.,
  05-11-98 ..............................        6.850       Tier 1        6,000    6,006,567
  American General Finance Corp.,
  07-28-98 ..............................        5.450       Tier 1        1,270    1,268,253
                                                                                   ----------
                                                                                    7,274,820
                                                                                   ----------
Machinery (0.99%)
  John Deere Capital Corp.,
  02-01-99 ..............................        6.000       Tier 1        3,900    3,907,715
                                                                                   ----------
Retail Stores (4.50%)
  Discover Credit Corp.,
  04-01-98 ..............................        9.000       Tier 1        5,000    5,000,000
  Sears Roebuck Acceptance Corp.,
  04-15-98 ..............................        9.250       Tier 1       12,700   12,715,067
                                                                                  -----------
                                                                                   17,715,067
                                                                                  -----------
Utilities -D Electric (1.30%)
  Southern California Edison Co.,
  06-15-98 ..............................        5.450       Tier 1        5,130    5,128,307
                                                                                   ----------
                                         TOTAL CORPORATE INTEREST BEARING OBLIGATIONS
                                         (Cost $127,593,796)             (32.40%) 127,593,796
                                                                          ------  -----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                                           PAR
                                                                           VALUE
                                                   INTEREST    QUALITY     (000s       MARKET
ISSUER, DESCRIPTION                                RATE        RATINGS*    OMITTED)    VALUE
-------------------                                ----        --------    --------    -----

U.S. GOVERNMENT OBLIGATIONS
Governmental -D U.S. Agencies (24.24%)
  Federal Home Loan Bank,
  04-01-98 ..............................        5.900%      Tier 1      $30,000  $30,000,000
  Federal Home Loan Bank,
  06-12-98 # ............................        5.615       Tier 1       10,000   10,000,000
  Federal Home Loan Bank,
  06-17-98 # ............................        5.700       Tier 1        8,000    8,000,000
  Federal Home Loan Bank,
  07-08-98 # + ..........................        5.750       Tier 1        5,000    5,000,000
  Federal Home Loan Bank,
  08-20-98 ..............................        5.484**     Tier 1        5,500    5,498,182
  Federal Home Loan Bank,
  03-02-99 ..............................        5.610       Tier 1       20,000   20,000,000
  Student Loan Marketing Association,
  02-22-99 ..............................        5.388**     Tier 1       17,000   16,973,867
                                                                                   ----------
                                                                                   95,472,049
                                                                                   ----------
                                         TOTAL U.S. GOVERNMENT OBLIGATIONS
                                         (Cost $95,472,049)               (24.24%) 95,472,049
                                                                           -----   ----------
JOINT REPURCHASE AGREEMENT
Investment in a joint repurchase
 agreement transaction with Hong
 Kong Shanghai Bank Corp. - Dated
 03-31-98, Due 04-01-98 (Secured by
 U.S. Treasury Bill, 5.240%, Due
 08-20-98 and U.S. Treasury Notes,
 5.875% thru 8.750%, Due 08-31-99
 thru 08-15-00) - Note A ................        5.900%                   66,661   66,661,000
                                                                                   ----------
                                         TOTAL JOINT REPURCHASE AGREEMENT
                                         (Cost $66,661,000)               16.93%)  66,661,000
                                                                          ------   ----------
                                         TOTAL INVESTMENTS              (100.55%) 395,966,883
                                                                         -------  -----------
                                         OTHER ASSETS AND
                                         LIABILITIES, NET                 (0.55%)  (2,178,104)
                                                                           -----    ---------
                                         TOTAL NET ASSETS               (100.00%)$393,788,779
                                                                         -------  -----------

* Quality ratings indicate the categories of eligible securities, as defined by Rule 2a-7 of the Investment Company Act of 1940, owned by the Fund.
**   Floating rate note, interest rate effective March 31, 1998.
 #   Call date.
 + This security having a value of $5,000,000 or 1.27% of the Fund's net assets has been purchased as a forward commitment. The Fund has agreed on the trade date to take delivery of and make payment on a delayed basis subsequent to the date of this schedule. The purchase price and interest rate of the security is fixed at the trade date. The Fund does not earn any interest on this security until its settlement date. The Fund has instructed its Custodian Bank to segregate assets with current value at least equal to the amount of its forward commitment. Accordingly, $5,200,000 of the value of the Fund's investment in Joint Repurchase
     Agreement, 5.900% due 04-01-98, has been segregated to cover the forward commitment.

The percentage shown for each investment category is the total value of that category expressed as a percentage of the net assets of the Fund.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                     John Hancock Funds - Money Market Fund

NOTE A -
ACCOUNTING POLICIES
John Hancock Current Interest (the "Trust") is a diversified open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of two series: John Hancock Money Market Fund (the "Fund") and the John Hancock U.S. Government Cash Reserve (collectively, the "Funds"). The other series of the Trust is reported in separate financial statements. The investment objective of the Fund is to provide maximum current income consistent with capital preservation and liquidity.

     The Board of Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A and Class B shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Board of Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class which bears distribution and service expenses under terms of a distribution plan have exclusive voting rights to that distribution plan. Effective May 1, 1998, Class C shares will be sold to commence class activity.

     Significant accounting policies of the Fund are as follows:

VALUATION OF INVESTMENTSEThe Board of Trustees has determined appropriate methods for valuing portfolio securities. Accordingly, portfolio securities are valued at amortized cost, in accordance with Rule 2a-7 of the Investment Company Act of 1940, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and the cost of the security to the Fund. Interest income on certain portfolio securities such as negotiable bank certificates of deposit and interest bearing notes is accrued daily and included in interest receivable.

JOINT REPURCHASE AGREEMENT Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, Inc. (the "Adviser"), a wholly owned subsidiary of The Berkeley Financial Group, Inc., may participate in a joint repurchase agreement. Aggregate cash balances are invested in one or more repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund's custodian bank receives delivery of the underlying securities for the joint account on the Fund's behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

INVESTMENT TRANSACTIONS Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis.

FEDERAL INCOME TAXES The Fund's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies. Accordingly, the Fund will not be subject to federal income tax on taxable earnings which are distributed to shareholders. Therefore, no federal income tax provision is required.

DIVIDENDS The Fund records all distributions to shareholders from net investment income on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles. Dividends paid by the Fund with respect to each class of shares will be calculated in the same manner, at the same time and will be in the same amount, except for the effect of expenses that may be applied differently to each class.

EXPENSES The majority of the expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative sizes of the funds.

CLASS ALLOCATIONS Income, common expenses and realized and unrealized gains (losses) are calculated at the Fund level and allocated daily to each class of shares based on the appropriate net assets of the respective classes. Distribution and service fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rate(s) applicable to each class.

                     John Hancock Funds - Money Market Fund

USE OF ESTIMATES The preparation of these financial statements in accordance with generally accepted accounting principles incorporates estimates made by management in determining the reported amounts of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

BANK BORROWINGS The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. These agreements enable the Fund to participate with other funds managed by the Adviser in unsecured lines of credit with banks which permit borrowings up to $800 million, collectively. The Fund is permitted to borrow from the uncommitted portion of the unsecured lines of credit, which is $400 million. Interest is charged to each fund, based on its borrowing, at a rate equal to 0.50% over the Fed Funds Rate. In addition, a commitment fee, at rates ranging from 0.070% to 0.075% per annum based on the average daily unused portion of the line of credit, is allocated among the participating funds. The Fund had no borrowing activity for the year ended March 31, 1998.

NOTE B -
MANAGEMENT FEE AND  TRANSACTIONS  WITH
AFFILIATES AND OTHERS

Under the present investment management contract, the Fund pays a monthly management fee to the Adviser for a continuous investment program equivalent, on an annual basis, to the sum of (a) 0.50% of the first $500,000,000 of the Fund's average daily net asset value, (b) 0.425% of the next $250,000,000, (c) 0.375% of the next $250,000,000, (d) 0.35% of the next $500,000,000, (e) 0.325% of the next  $500,000,000,  (f) 0.30% of the next  $500,000,000  and (g)  0.275% of the average daily net asset value in excess of $2,500,000,000. Effective November 22, 1995, the maximum fee of the first $750,000,000 of the Fund's average daily net assets has been reduced to 0.40% of the Fund's average daily net assets and cannot be reinstated to the original contracted amounts without the Trustees' consent.

John Hancock Funds, Inc. ("JH Funds"), a wholly owned subsidiary of the Adviser, is the principal underwriter of the Fund.

Class B shares which are redeemed within six years of purchase will be subject to a contingent deferred sales charge ("CDSC") at declining rates beginning at 5.0% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSC are paid to JH Funds and are used in whole or in part to defray its expenses for providing distribution related services to the Fund in connection with the sale of Class B shares. For the year ended March 31, 1998, contingent deferred sales charges paid to JH Funds amounted to $715,572.

In addition, to reimburse JH Funds for the services it provides as distributor of shares of the Fund, the Fund has adopted Distribution Plans with respect to Class A and Class B pursuant to Rule 12b-1 under the Investment Company Act of 1940. Accordingly, the Fund will make payments to JH Funds for distribution and service expenses, at an annual rate not to exceed 0.25% of Class A average daily net assets and 1.00% of Class B average daily net assets to reimburse JH Funds for its distribution and service costs. Presently the 12b-1 expense rate on Class A has been reduced to 0.15% of the average daily net assets and cannot be reinstated to 0.25% without the Trustees' consent. Up to a maximum of 0.25% of such payments may be service fees as defined by the amended Rules of Fair Practice of the National Association of Securities Dealers. Under the amended Rules of Fair Practice, curtailment of a portion of the Fund's 12b-1 payments could occur under certain circumstances.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. ("Signature Services"), an indirect subsidiary of John Hancock Mutual Life Insurance Company. The Fund pays transfer agent fees based on the number of shareholder accounts and certain out-of-pocket expenses.

The Fund has an agreement with the Adviser to perform necessary tax and financial management services for the Fund. The compensation for the fiscal year was at an annual rate of less than 0.02% of the average net assets of the Fund.

Mr. Edward J. Boudreau, Jr., Ms. Anne C. Hodsdon and Mr. Richard S. Scipione are trustees and/or officers of the Adviser and/or its affiliates, as well as Trustees of the Fund. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer for tax purposes their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund's deferred compensation liability are recorded on the Fund's books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investment as well as any unrealized gains or losses.

NOTE C - INVESTMENT TRANSACTIONS Purchases and proceeds from sales and maturities of investment securities, other than obligations of the U.S. government and its agencies, during the year ended March 31, 1998, aggregated $19,060,563,180 and $19,201,556,461, respectively. Purchases and proceeds from maturities of obligations of the U.S. government and its agencies aggregated $237,173,830 and $200,409,094, respectively, during the year ended March 31, 1998.

The cost of investments owned at March 31, 1998 (including the joint repurchase agreement) for federal income tax purposes was $395,966,883.

NOTE D -

REORGANIZATION On November 15, 1995, the shareholders of John Hancock Cash Management Fund ("CMF") approved a plan of reorganization between CMF and the Fund providing for the transfer of substantially all of the assets and liabilities of CMF to the Fund in exchange solely for Class A shares of the Fund. The acquisition was accounted for as a tax free exchange of 241,738,468 Class A shares of the Fund, which amounted to $241,738,468, for the net assets of CMF, after the close of business on November 17, 1995.

REPORT OF ERNST & YOUNG LLP,  INDEPENDENT  AUDITORS
To the Board of Trustees and Shareholders of John Hancock Current Interest
John Hancock Money Market Fund

We have audited the accompanying statement of assets and liabilities of the John Hancock Money Market Fund (the "Fund"), one of the portfolios constituting John Hancock Current Interest, including the schedule of investments, as of March 31, 1998, and the related statement of operations for the year then ended, and the statement of changes in net assets and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 1998, by correspondence with the custodian and brokers, and other auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

 In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the John Hancock Money Market Fund portfolio of John Hancock Current Interest at March 31, 1998, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for each of the indicated periods, in conformity with generally accepted accounting principles.

                                             /s/Ernst & Young LLP

Boston, Massachusetts May 1, 1998

TAX INFRMATION
NOTICE (UNAUDITED) For federal income tax purposes, the following information is furnished with respect to the dividends of the Fund during the fiscal year ended March 31, 1998. All of the dividends paid for the fiscal year are taxable as ordinary income. None of the 1998 dividends qualify for the dividends received deduction available to corporations. Shareholders will be mailed a 1998 U.S. Treasury Department Form 1099-DIV in January of 1999. This will reflect the total of all distributions which are taxable for calendar year 1998.

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This report is for the information of shareholders of the John Hancock Money
Market Fund. It may be used as sales literarure when preceded or accompanied by the current prospectus, which details charges, investment objectives and operating policies.


Printed on recycled paper                                             4400A 3/98
                                                                            5/98